Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 3,506	$ 9,000
Other accounts receivables and prepaid expenses	3,378
Total current assets	6,884
NON-CURRENT ASSETS:
Lease deposit	5
long-term investment	917
Property, plant and equipment, net	46
Total long-term assets	968
Total assets	7,852
CURRENT LIABILITIES:
Trade payables	427
Deferred revenues	374
Other accounts payable	1,001
Total current liabilities	1,802
NON-CURRENT LIABILITIES:
Warrants exercisable into shares	2,030
Deferred revenues	959
Total Long-term liabilities	2,989
CONTIGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	2,401
Share premium	100,283
Capital reserve from share-based payment transactions	6,296
Warrants exercisable into shares
Treasury shares, at cost
Accumulated other comprehensive loss
Accumulated deficit	(105,919)
Total equity attributable to equity holders of the company	3,061
Non-controlling interests
Total equity	3,061	4,299
Total liabilities and equity	7,852
NIS
CURRENT ASSETS:
Cash and cash equivalents	12,154	31,203
Other accounts receivables and prepaid expenses	11,711	7,664
Total current assets	23,865	38,867
NON-CURRENT ASSETS:
Lease deposit	18	37
long-term investment	3,179
Property, plant and equipment, net	160	205
Total long-term assets	3,357	242
Total assets	27,222	39,109
CURRENT LIABILITIES:
Trade payables	1,479	4,804
Deferred revenues	1,299	1,237
Other accounts payable	3,469	3,588
Total current liabilities	6,247	9,629
NON-CURRENT LIABILITIES:
Warrants exercisable into shares	7,037	10,068
Deferred revenues	3,324	4,510
Total Long-term liabilities	10,361	14,578
CONTIGENT LIABILITIES AND COMMITMENTS
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	8,324	7,039
Share premium	347,684	332,873
Capital reserve from share-based payment transactions	21,828	20,438
Warrants exercisable into shares		8,983
Treasury shares, at cost		(3,628)
Accumulated other comprehensive loss		(883)
Accumulated deficit	(367,222)	(349,953)
Total equity attributable to equity holders of the company	10,614	14,869
Non-controlling interests		33
Total equity	10,614	14,902
Total liabilities and equity	$ 27,222	$ 39,109